================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM 24F-2

                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2

 READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.

 1.     Name and address of issuer:

        Dodge & Cox Funds
        555 California Street, 40th Floor
        San Francisco, CA 94104
-------------------------------------------------------------------------------
 2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
        classes):              [_]

        Dodge & Cox Stock Fund
-------------------------------------------------------------------------------
 3.     Investment Company Act File Number: 811-173

        Securities Act File Number: 2-11522

-------------------------------------------------------------------------------
 4(a).  Last day of fiscal year for which this notice is filed:

        December 31, 2009
-------------------------------------------------------------------------------
 4(b).  [_]  Check box if this Form is being filed late (I.E. more than 90 calendar days after the end of the issuer's fiscal year). ((See Instruction A.2)

 NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

-------------------------------------------------------------------------------
 4(c).  [_]  Check box if this is the last time the issuer will be filing this
             Form.

-------------------------------------------------------------------------------

 5.     Calculation of registration fee:

        (i)    Aggregate sale price of securities
               sold during the fiscal year pursuant
               to section 24(f):                                             $6,487,936,247
                                                                             --------------
        (ii)   Aggregate price of securities
               redeemed or repurchased during the
               fiscal year:                             $8,423,170,138
                                                        ----------------
        (iii)  Aggregate price of securities
               redeemed or repurchased during any
               PRIOR fiscal year ending no earlier
               than October 11, 1995 that were
               not previously used to reduce
               registration fees payable to the
               Commission:                              $976,508,087
                                                        ----------------
        (iv)   Total available redemption credits
               [add Items 5(ii) and 5(iii)]:                             -   $9,399,678,225
                                                                             --------------
        (v)    Net Sales - if Item 5(I) is greater
               than Item 5(iv) [subtract Item 5(iv)
               from Item 5(i)]:                                              $-0-
                                                                             --------------
        -----------------------------------------------------------------
        (vi)   Redemption credits available for use
               in future years -- if Item 5(i) is
               less than Item 5(iv)
               [subtract Item 5(iv) from Item 5(i)]:    $(2,911,741,978)
                                                        ----------------
        -----------------------------------------------------------------

        (vii)  Multiplier for determining                                X   .0000713
               registration fee (See Instruction
               C.9):

                                                                           ----
      (viii)  Registration fee due [multiply Item 5(v) by
              Item 5(vii) (enter "0" if no fee is due):                =   $-0-
                                                                           ====
-------------------------------------------------------------------------------
6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other deducted here:
      __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
      __________.

-------------------------------------------------------------------------------
7.    Interest due -- if this Form is being filed more than
      90 days after the end of the issuer's fiscal year (See
      Instruction D):
                                                                       +   $N/A
                                                                           ----
-------------------------------------------------------------------------------
8.    Total of the amount of the registration fee due plus any
      interest due [line5(viii) plus line7]:
                                                                       =   $-0-
                                                                           ====
-------------------------------------------------------------------------------
9. Date the registration fee and interest payment was sent to the Commission's lockbox depository: N/A.

              Method of Delivery:

                            [_] Wire Transfer
                            [_] Mail or other means


                                  SIGNATURES

   This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

                         By (Signature and Title)*      /s/ David H. Longhurst
                                                        ------------------------
                                                        David H. Longhurst,
                                                        Treasurer



                         Date: March 17, 2010

 * Please print the name and title of the signing officer below the signature.

================================================================================

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM 24F-2

                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2

 READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.

 1.     Name and address of issuer:

        Dodge & Cox Funds
        555 California Street, 40th Floor
        San Francisco, CA 94104
-------------------------------------------------------------------------------
 2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
        classes):              [_]

        Dodge & Cox Balanced Fund
-------------------------------------------------------------------------------
 3.     Investment Company Act File Number: 811-173

        Securities Act File Number: 2-11522

-------------------------------------------------------------------------------
 4(a).  Last day of fiscal year for which this notice is filed:

        December 31, 2009
-------------------------------------------------------------------------------
 4(b).  [_]  Check box if this Form is being filed late (I.E. more than 90 calendar days after the end of the issuer's fiscal year). ((See Instruction A.2)

 NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

-------------------------------------------------------------------------------
 4(c).  [_]  Check box if this is the last time the issuer will be filing this
             Form.

-------------------------------------------------------------------------------

 5.     Calculation of registration fee:

        (i)    Aggregate sale price of securities
               sold during the fiscal year pursuant
               to section 24(f):                                             $1,909,177,833
                                                                             --------------
        (ii)   Aggregate price of securities
               redeemed or repurchased during the
               fiscal year:                             $4,346,300,231
                                                        ----------------
        (iii)  Aggregate price of securities
               redeemed or repurchased during any
               PRIOR fiscal year ending no earlier
               than October 11, 1995 that were
               not previously used to reduce
               registration fees payable to the
               Commission:                              $2,878,349,020
                                                        ----------------
        (iv)   Total available redemption credits
               [add Items 5(ii) and 5(iii)]:                             -   $7,224,649,251
                                                                             --------------
        (v)    Net Sales - if Item 5(I) is greater
               than Item 5(iv) [subtract Item 5(iv)
               from Item 5(i)]:                                              $-0-
                                                                             --------------
        -----------------------------------------------------------------
        (vi)   Redemption credits available for use
               in future years -- if Item 5(i) is
               less than Item 5(iv)
               [subtract Item 5(iv) from Item 5(i)]:    $(5,315,471,418)
                                                        ----------------
        -----------------------------------------------------------------

        (vii)  Multiplier for determining                                X   .0000713
               registration fee (See Instruction
               C.9):
                                                                             --------------

                                                                           ----
      (viii)  Registration fee due (multiply Item 5(v) by
              Item 5(vii) (enter "0" if no fee is due):                =   $-0-
                                                                           ====
-------------------------------------------------------------------------------
6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other deducted here:
      __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
      __________.

-------------------------------------------------------------------------------
7.    Interest due -- if this Form is being filed more than
      90 days after the end of the issuer's fiscal year (See
      Instruction D):
                                                                       +   $N/A
                                                                           ----
-------------------------------------------------------------------------------
8.    Total of the amount of the registration fee due plus any
      interest due [line5 (viii) plus line7]:
                                                                       =   $-0-
                                                                           ====
-------------------------------------------------------------------------------
9. Date the registration fee and interest payment was sent to the Commission's lockbox depository: N/A.

              Method of Delivery:

                            [_] Wire Transfer
                            [_] Mail or other means


                                  SIGNATURES

   This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

                         By (Signature and Title)*      /s/ David H. Longhurst
                                                        ------------------------
                                                        David H. Longhurst,
                                                        Treasurer



                         Date: March 17, 2010

 * Please print the name and title of the signing officer below the signature.

================================================================================

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM 24F-2

                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2

 READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.

 1.     Name and address of issuer:

        Dodge & Cox Funds
        555 California Street, 40th Floor
        San Francisco, CA 94104
-------------------------------------------------------------------------------
 2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
        classes):              [_]

        Dodge & Cox Income Fund
-------------------------------------------------------------------------------
 3.     Investment Company Act File Number: 811-173

        Securities Act File Number: 2-11522

-------------------------------------------------------------------------------
 4(a).  Last day of fiscal year for which this Form is filed:

        December 31, 2009
-------------------------------------------------------------------------------
 4(b).  [_]  Check box if this Form is being filed late (I.E. more than 90 calendar days after the end of the issuer's fiscal year). ((See Instruction A.2)

 NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

-------------------------------------------------------------------------------
 4(c).  [_]  Check box if this is the last time the issuer will be filing this
             Form.

-------------------------------------------------------------------------------

 5.     Calculation of registration fee:

        (i)    Aggregate sale price of securities
               sold during the fiscal year pursuant
               to section 24(f):                                           $8,220,442,402
                                                                           --------------
        (ii)   Aggregate price of securities
               redeemed or repurchased during the
               fiscal year:                             $4,211,458,974
                                                        --------------
        (iii)  Aggregate price of securities
               redeemed or repurchased during any
               PRIOR fiscal year ending no earlier
               than October 11, 1995 that were
               not previously used to reduce
               registration fees payable to the
               Commission:                              $1,159,290,324
                                                        --------------
        (iv)   Total available redemption credits
               [add Items 5(ii) and 5(iii)]:                           -   $5,370,749,298
                                                                           --------------
        (v)    Net Sales - if Item 5(i) is greater
               than Item 5(iv) [subtract Item 5(iv)
               from Item 5(i)]:                                            $2,849,693,104
                                                                           --------------
        ---------------------------------------------------------------
        (vi)   Redemption credits available for use
               in future years -- if Item 5(i) is
               less than Item 5(iv)
               [subtract Item 5(iv) from Item 5(i)]:    $-0-
                                                        --------------
        ---------------------------------------------------------------


        (vii)   Multiplier for determining
                registration fee (See Instruction
                C.9):                                      X   .0000713
                                                               -----------
        (viii)  Registration fee due (multiply Item
                5(v) by Item 5(vii) (enter "0" if no
                fee is due):                               =   $203,183.12
                                                               ===========
--------------------------------------------------------------------------
6.      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities
        Act of 1933 pursuant to rule 24e-2 in effect before October 11,
        1997, then report the amount of securities (number of shares or other deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

--------------------------------------------------------------------------
7.      Interest due -- if this Form is being filed
        more than 90 days after the end of the
        issuer's fiscal year (See Instruction D):
                                                           +   $N/A
                                                               -----------
--------------------------------------------------------------------------
8.      Total of the amount of the registration fee due plus
        any interest due [line 5(viii) plus line 7]:
                                                           =   $203,183.12
                                                               ===========
--------------------------------------------------------------------------
9.      Date the registration fee and interest payment
        was sent to the Commission's lockbox depository:
        March 16, 2010.

                Method of Delivery:

                              [X] Wire Transfer
                              [_] Mail or other means


                                  SIGNATURES

   This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

                         By (Signature and Title)*      /s/ David H. Longhurst
                                                        ------------------------
                                                        David H. Longhurst,
                                                        Treasurer



                         Date: March 17, 2010

 * Please print the name and title of the signing officer below the signature.

================================================================================

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM 24F-2

                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2

 READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.

 1.     Name and address of issuer:

        Dodge & Cox Funds
        555 California Street, 40th Floor
        San Francisco, CA 94104
-------------------------------------------------------------------------------
 2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
        classes):              [_]

        Dodge & Cox International Stock Fund
-------------------------------------------------------------------------------
 4.     Investment Company Act File Number: 811-173

        Securities Act File Number: 2-11522

-------------------------------------------------------------------------------
 4(a).  Last day of fiscal year for which this Form is filed:

        December 31, 2009
-------------------------------------------------------------------------------
 4(b).  [_]  Check box if this Form is being filed late (I.E. more than 90 calendar days after the end of the issuer's fiscal year). ((See Instruction A.2)

 NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

-------------------------------------------------------------------------------
 4(c).  [_]  Check box if this is the last time the issuer will be filing this
             Form.

-------------------------------------------------------------------------------

 5.     Calculation of registration fee:

        (i)    Aggregate sale price of securities
               sold during the fiscal year pursuant
               to section 24(f):                                           $8,126,190,123
                                                                           --------------
        (ii)   Aggregate price of securities
               redeemed or repurchased during the
               fiscal year:                             $7,127,353,050
                                                        --------------
        (iii)  Aggregate price of securities
               redeemed or repurchased during any
               PRIOR fiscal year ending no earlier
               than October 11, 1995 that were
               not previously used to reduce
               registration fees payable to the
               Commission:                              $487,497,240
                                                        --------------
        (iv)   Total available redemption credits
               [add Items 5(ii) and 5(iii)]:                           -   $7,614,850,290
                                                                           --------------
        (v)    Net Sales - if Item 5(i) is greater
               than Item 5(iv) [subtract Item 5(iv)
               from Item 5(i)]:                                            $511,339,833
                                                                           --------------
        ---------------------------------------------------------------
        (vi)   Redemption credits available for use
               in future years -- if Item 5(i) is
               less than Item 5(iv)
               [subtract Item 5(iv) from Item 5(i)]:    $-0-
                                                        --------------
        ---------------------------------------------------------------


        (vii)   Multiplier for determining
                registration fee (See Instruction
                C.9):                                      X   .0000713
                                                               ----------
        (viii)  Registration fee due (multiply Item
                5(v) by Item 5(vii) (enter "0" if no
                fee is due):                               =   $36,458.53
                                                               ==========
-------------------------------------------------------------------------
6.      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities
        Act of 1933 pursuant to rule 24e-2 in effect before October 11,
        1997, then report the amount of securities (number of shares or other deducted here: __________. If there is a number of shares or other units that were registered pursuant to
        rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
        __________.

-------------------------------------------------------------------------
7.      Interest due -- if this Form is being filed
        more than 90 days after the end of the
        issuer's fiscal year (See Instruction D):
                                                           +   $N/A
                                                               ----------
-------------------------------------------------------------------------
8.      Total of the amount of the registration fee due plus
        any interest due [line 5(viii) plus line 7]:
                                                           =   $36,458.53
                                                               ==========
-------------------------------------------------------------------------
9.      Date the registration fee and interest payment
        was sent to the Commission's lockbox depository:
        March 16, 2010.

                Method of Delivery:

                              [X] Wire Transfer
                              [_] Mail or other means


                                  SIGNATURES

   This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

                         By (Signature and Title)*      /s/ David H. Longhurst
                                                        ------------------------
                                                        David H. Longhurst,
                                                        Treasurer



                         Date: March 17, 2010

 * Please print the name and title of the signing officer below the signature.

================================================================================

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM 24F-2

                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2

 READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.

 1.     Name and address of issuer:

        Dodge & Cox Funds
        555 California Street, 40th Floor
        San Francisco, CA 94104
-------------------------------------------------------------------------------
 2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
        classes):              [_]

        Dodge & Cox Global Stock Fund
-------------------------------------------------------------------------------
 5.     Investment Company Act File Number: 811-173

        Securities Act File Number: 2-11522

-------------------------------------------------------------------------------
 4(a).  Last day of fiscal year for which this Form is filed:

        December 31, 2009
-------------------------------------------------------------------------------
 4(b).  [_]  Check box if this Form is being filed late (I.E. more than 90 calendar days after the end of the issuer's fiscal year). ((See Instruction A.2)

 NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

-------------------------------------------------------------------------------
 4(c).  [_]  Check box if this is the last time the issuer will be filing this
             Form.

-------------------------------------------------------------------------------

 5.     Calculation of registration fee:

        (i)    Aggregate sale price of securities
               sold during the fiscal year pursuant
               to section 24(f):                                         $361,405,075
                                                                         ------------
        (ii)   Aggregate price of securities
               redeemed or repurchased during the
               fiscal year:                             $142,217,300
                                                        ------------
        (iii)  Aggregate price of securities
               redeemed or repurchased during any
               PRIOR fiscal year ending no earlier
               than October 11, 1995 that were
               not previously used to reduce
               registration fees payable to the
               Commission:                              $-0-
                                                        ------------
        (iv)   Total available redemption credits
               [add Items 5(ii) and 5(iii)]:                         -   $142,217,300
                                                                         ------------
        (v)    Net sales - if Item 5(i) is greater
               than Item 5(iv) [subtract Item 5(iv)
               from Item 5(i)]:                                          $219,187,775
                                                                         ------------
        -------------------------------------------------------------
        (vi)   Redemption credits available for use
               in future years -- if Item 5(i) is
               less than Item 5(iv)
               [subtract Item 5(iv) from Item 5(i)]:    $-0-
                                                        ------------
        -------------------------------------------------------------


        (vii)   Multiplier for determining
                registration fee (See Instruction
                C.9):                                      X   .0000713
                                                               ----------
        (viii)  Registration fee due (multiply Item
                5(v) by Item 5 (vii) (enter "0" if no
                fee is due):                               =   $15,628.09
                                                               ==========
-------------------------------------------------------------------------
6.      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities
        Act of 1933 pursuant to rule 24e-2 in effect before October 11,
        1997, then report the amount of securities (number of shares or other deducted here: __________. If there is a number of shares or other units that were registered pursuant to
        rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
        __________.

-------------------------------------------------------------------------
7.      Interest due -- if this Form is being filed
        more than 90 days after the end of the
        issuer's fiscal year (See Instruction D):
                                                           +   $N/A
                                                               ----------
-------------------------------------------------------------------------
8.      Total of the amount of the registration fee due plus
        any interest due [line 5(viii) plus line 7]:
                                                           =   $15,628.09
                                                               ==========
-------------------------------------------------------------------------
9.      Date the registration fee and interest payment
        was sent to the Commission's lockbox depository:
        March 16, 2010.

                Method of Delivery:

                              [X] Wire Transfer
                              [_] Mail or other means


                                  SIGNATURES

   This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

                         By (Signature and Title)*      /s/ David H. Longhurst
                                                        ------------------------
                                                        David H. Longhurst,
                                                        Treasurer



                         Date: March 17, 2010

 * Please print the name and title of the signing officer below the signature.

================================================================================